Stockholders' equity and dividend payment (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders equity and dividend payment [Abstract]
Stockholders Equity
Stockholders’ equity:

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2019	146,819,401
Restricted stock issued	601,530
Conversion of convertible bonds	23,377,397
Issued at December 31, 2020	170,798,328
Restricted stock issued	841,696
Retirement of treasury shares	(5,513,254)
Issued at December 31, 2021	166,126,770
Par value	$0.01	$0.01
Number of shares authorized for issue at December 31, 2021	250,000,000

Dividend Payment
Dividend payment:

Dividend payment as of December 31, 2021:		Per share
Payment date:	Total payment	Common
February 25, 2021	$ 8.6 million	$0.05
May 26, 2021	$ 6.8 million	$0.04
August 26, 2021	$ 3.3 million	$0.02
November 23, 2021	$ 3.3 million	$0.02
Total payment as of December 31, 2021:	$ 22.1 million	$0.13

Dividend payment as of December 31, 2020:		Per share
Payment date:	Total payment	Common
February 25, 2020	$ 47.0 million	$0.32
May 26, 2020	$ 51.5 million	$0.35
September 2, 2020	$ 82.0 million	$0.48
November 25, 2020	$ 34.2 million	$0.20
Total payment as of December 31, 2020:	$ 214.7 million	$1.35

Dividend payment as of December 31, 2019:		Per share
Payment date:	Total payment	Common
February 26, 2019	$ 7.1 million	$0.05
May 28, 2019	$ 11.4 million	$0.08
August 29, 2019	$ 2.8 million	$0.02
November 14, 2019	$ 7.3 million	$0.05
Total payment as of December 31, 2019:	$ 28.7 million	$0.20